EARNINGS PER SHARE - Diluted (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Diluted earnings per share [abstract]
Resulted of the year attributable to controlling shareholders'	R$ 13,408,189	R$ (7,074,198)	R$ 14,084,848
Weighted average number of outstanding shares – in thousands	1,236,702	1,264,801	1,297,193
Average number of potential shares (stock options) - in thousands	3,012		487
Weighted average number of shares (diluted) – in thousands	1,239,714	1,264,801	1,297,680
Diluted earnings per common share – R$	R$ 10.81555	R$ (5.59313)	R$ 10.85387